Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Derivative Warrant Liabilities
12. WARRANT LIABILITIES
The Company assumed 11,500,000 warrants, comprised of 7,500,000 public warrants and 4,000,000 private placement warrants, on September 30, 2021 as part of the Business Combination. As of December 31, 2021, there were 5,233,018 public warrants to purchase common stock outstanding. There were no private placement warrants outstanding as of December 31, 2021. Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share.
Public warrants
The public warrants may be exercised on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering of dMY; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their public warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The public warrants became exercisable on November 17, 202
1
.
Redemption of warrants when the price per share of common stock equals or exceeds $18.00:
Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the closing price of common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemption of warrants for when the price per share of common stock equals or exceeds $10.00
:
Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value (as defined within the warrant agreement) of the common stock except as otherwise described within the warrant agreement; and upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the closing price of common stock equals or exceeds $10.00 per public share (as adjusted) for any 20 trading days within the
30-trading
day period ending three trading days before the Company sends notice of redemption to the warrant holders.

No public warrants were redeemed as of December 31, 2021.
Private placement warrants
The private placement warrants are identical to the public warrants, except that the private placement warrants and the shares of common stock issuable upon exercise of the private placement warrants will not be transferable, assignable, or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants will be non-redeemable
so long as they are held by dMY Sponsor III, LLC or its permitted transferees. Otherwise, the private placement warrants have terms and provisions that are identical to those of the public warrants, including as to exercise price, exercisability and exercise period. In December 2021, 4.0 million private placement warrants were exercised on a cashless basis, resulting in the net issuance of 2.2 million shares. There are no private placement warrants outstanding as of December 31, 2021.